SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories and Property and Equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Write down	$ 0	$ 0	$ 103
Furniture, fixtures and office equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Useful lives	1 year
Furniture, fixtures and office equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Useful lives	5 years
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Vehicles | Minimum
PROPERTY AND EQUIPMENT, NET
Useful lives	4 years
Vehicles | Maximum
PROPERTY AND EQUIPMENT, NET
Useful lives	10 years
IT equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Useful lives	1 year
IT equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Useful lives	3 years